Annual Total Returns- Goldman Sachs US Equity ESG Fund (Class A C Inst Inv R R6 Shares) [BarChart] - Class A C Inst Inv R R6 Shares - Goldman Sachs US Equity ESG Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.07%)	18.20%	32.96%	12.37%	(2.16%)	4.59%	18.49%	(2.01%)	30.96%	21.24%